UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22912
BNY Mellon Investment Funds II, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
9/30
Date of reporting period:
3/31/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Fixed Income Completion Funds (FICS) - C
BNY Mellon Fixed Income Completion Funds (FICS) - CP
ITEM 1 - Reports to Stockholders
BNY Mellon Fixed Income Completion Funds (FICS) - C
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Ticker – BCFCX
This semi-annual shareholder report contains important information about BNY Mellon Fixed Income Completion Funds (FICS) - C (the “Fund”) for the period of February 2, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last period ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Fixed Income Completion Funds (FICS) - C*	$0	0.00%**,***
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
***	Amount represents less than 0.01%.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$25	68	11.96%
Portfolio Holdings (as of 3/31/26 )
Sector Allocation (Based on Net Assets)

Mortgage Securities
89.0%
Asset Backed Securities
8.0%
Collateralized Loan Obligations
3.0%
Investment Companies
1.3%
Net Other Assets and Liabilities
-1.3%

Allocation of Holdings (Based on Net Assets)

U.S. Government Agencies Mortgage-Backed
87.1%
Asset-Backed Securities
8.0%
Collateralized Loan Obligations
3.0%
Commercial Mortgage-Backed
1.9%
Investment Companies
1.3%
Futures
-0.0%*
Net Other Assets and Liabilities
-1.3%

* Amount represents less than .1%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6361SA0326
BNY Mellon Fixed Income Completion Funds (FICS) - CP
SEMI-ANNUAL
SHAREHOLDER
REPORT
March 31, 2026
Ticker – BCFPX
This semi-annual shareholder report contains important information about BNY Mellon Fixed Income Completion Funds (FICS) - CP (the “Fund”) for the period of February 2, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last period ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Fixed Income Completion Funds (FICS) - CP*	$0	0.00%**,***
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
***	Amount represents less than 0.01%.
KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$25	97	27.44%
Portfolio Holdings (as of 3/31/26 )
Sector Allocation (Based on Net Assets)

Energy
23.2%
Consumer, Cyclical
17.6%
Government
14.3%
Financial
10.5%
Consumer, Non-cyclical
9.3%
Utilities
9.2%
Industrial
5.8%
Investment Companies
5.6%
Basic Materials
2.9%
Communications
2.7%
Technology
1.7%
Net Other Assets and Liabilities
-2.8%

Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
82.9%
Foreign Governmental
9.6%
Investment Companies
5.6%
U.S. Treasury Securities
4.7%
Swap Agreements
0.1%
Forward Foreign Currency Exchange Contracts
-0.0%*
Futures
-0.0%*
Net Other Assets and Liabilities
-2.9%

* Amount represents less than .1%.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6362SA0326

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Fixed Income Completion Funds (FICS) - C
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
March 31, 2026

Class	Ticker
Single Share	BCFCX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Fixed Income Completion Funds (FICS) - C
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Securities — 8.0%
Asset-Backed Certificates — 4.7%
Aqua Finance Issuer Trust, Ser. 2026-A, Cl. A(a)	4.76	4/17/2051	100,000	99,287
Compass Datacenters Issuer III LLC, Ser. 2026-1A, Cl. A21(a)	4.90	2/25/2056	32,436	32,207
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Ser. 2026-1A, Cl. A2(a)	5.08	3/20/2056	100,000	98,945
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(a)	5.18	9/27/2055	75,000	72,899
Instar Leasing V LLC, Ser. 2026-1A, Cl. A(a)	5.25	4/17/2056	100,000	100,235
Jersey Mike’s Funding LLC, Ser. 2024-1A, Cl. A2(a)	5.64	2/15/2055	148,500	150,403
Lightpath Fiber Issuer LLC, Ser. 2026-1A, Cl. A2(a)	5.60	3/25/2056	100,000	99,967
Merit DAC, Ser. 2026-1A, Cl. A(a)	4.85	2/15/2040	250,000	246,766
NMEF Funding LLC, Ser. 2026-A, Cl. A3(a)	4.20	2/15/2034	100,000	99,503
Regional Management Issuance Trust, Ser. 2024-1, Cl. B(a)	6.45	7/15/2036	150,000	153,091
VB-S1 Issuer LLC, Ser. 2026-1A, Cl. C2(a)	4.69	3/15/2056	25,000	24,596
				1,177,899
Asset-Backed Certificates/Auto Receivables — 3.3%
American Heritage Auto Receivables Trust, Ser. 2024-1A, Cl. A3(a)	4.90	9/17/2029	110,000	110,607
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. D	2.61	9/11/2028	150,000	145,416
Carvana Auto Receivables Trust, Ser. 2023-P2, Cl. C(a)	5.84	7/10/2029	200,000	204,977
GLS Auto Receivables Issuer Trust, Ser. 2025-1A, Cl. B(a)	4.98	7/16/2029	250,000	251,775
LAD Auto Receivables Trust, Ser. 2026-1A, Cl. A3(a)	3.92	4/15/2031	39,000	38,715
Nissan Auto Lease Trust, Ser. 2026-A, Cl. A3	3.87	3/15/2029	50,000	49,726
Santander Drive Auto Receivables Trust, Ser. 2026-1, Cl. A3	3.93	7/15/2030	33,000	32,813
				834,029
Total Asset-Backed Securities (cost $2,024,797)				2,011,928
Collateralized Loan Obligations — 3.0%
Collateralized Loan Obligations Debt — 3.0%
Aimco 27 Ltd. CLO, Ser. 2026-27A, Cl. A1, (3 Month TSFR +1.14%)(a),(b),(c)	4.82	4/20/2039	250,000	249,613
Benefit Street Partners 41 Ltd. CLO, Ser. 2025-41A, Cl. A, (3 Month TSFR +1.30%)(a),(b)	4.97	7/25/2038	250,000	250,168
Magnetite XXVI Ltd., Ser. 2020-26A, Cl. AR2, (3 Month TSFR +1.15%)(a),(b)	4.82	1/25/2038	250,000	249,297
Total Collateralized Loan Obligations (cost $750,438)				749,078
Commercial Mortgage-Backed — 1.9%
Commercial Mortgage Pass-Through Certificates — 1.9%
Aspire Mortgage Trust, Ser. 2026-1, Cl. A1(a)	4.86	1/25/2066	99,274	98,661
New Residential Mortgage Loan Trust, Ser. 2025-NQM2, Cl. A1(a)	5.57	4/25/2065	80,902	81,359
New Residential Mortgage Loan Trust, Ser. 2026-NQM2, Cl. A1(a)	4.74	12/25/2065	98,945	98,019
NYMT Loan Trust, Ser. 2026-INV2, Cl. A1(a)	5.48	4/25/2061	100,000	100,285
Verus Securitization Trust, Ser. 2026-2, Cl. A3(a)	5.05	2/25/2071	99,325	98,290
Total Commercial Mortgage-Backed (cost $479,729)				476,614

U.S. Government Agencies Mortgage-Backed — 87.1%
Federal Home Loan Mortgage Corp.:
2.00%, 7/1/2050(d)	1,221,004	996,303
2.50%, 9/1/2049-2/1/2052(d)	3,074,799	2,628,991
3.50%, 12/1/2048(d)	905,584	842,340
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — 87.1% (continued)
Federal Home Loan Mortgage Corp. (continued):
4.50%, 9/1/2040-5/1/2052(d)	692,354	684,772
5.00%, 4/1/2053-6/1/2053(d)	1,644,555	1,639,338
5.50%, 12/1/2045-7/1/2055(d)	1,878,565	1,904,198
6.00%, 6/1/2040-9/1/2055(d)	635,548	653,680
Federal National Mortgage Association:
2.00%, 12/1/2050-10/1/2051(d)	3,769,775	3,083,988
2.50%, 9/1/2036-3/1/2052(d)	1,470,551	1,302,202
3.00%, 11/1/2048-1/1/2050(d)	2,367,203	2,117,365
3.50%, 8/1/2050(d)	891,785	828,155
4.50%, 1/1/2049(d)	602,714	592,154
5.50%, 12/1/2045-11/1/2055(d)	1,992,715	2,009,051
6.00%, 11/1/2054-11/1/2055(d)	799,986	820,153
6.50%, 7/1/2053-2/1/2054(d)	465,520	487,418
Government National Mortgage Association II:
4.00%, 2/20/2055-3/20/2055	1,333,197	1,250,718
Total U.S. Government Agencies Mortgage-Backed (cost $22,027,247)		21,840,826

	1-Day Yield (%)	Shares
Investment Companies — 1.3%
Registered Investment Companies — 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $336,200)	3.72	336,200	336,200
Total Investments (cost $25,618,411)		101.3%	25,414,646
Liabilities, Less Cash and Receivables		(1.3%)	(337,446)
Net Assets		100.0%	25,077,200

CLO—Collateralized Loan Obligation
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to $3,009,665 or 12.0% of net assets.

(b)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(c)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of March 31, 2026.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
4

Affiliated Issuers
Description	Value ($) 2/2/2026†	Purchases ($)††	Sales ($)	Value ($) 3/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.3%	-	26,212,972	(25,876,772)	336,200	4,896

†	Commencement of operations.
††	Includes reinvested dividends/distributions.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	1	6/30/2026	208,400	207,445	(955)
10 Year U.S. Treasury Note	1	6/18/2026	112,705	111,047	(1,658)
Ultra 10 Year U.S. Treasury Note	1	6/18/2026	113,064	113,516	452
Ultra U.S. Treasury Bond	1	6/18/2026	116,204	116,562	358
Futures Short
5 Year U.S. Treasury Note	1	6/30/2026	108,811	108,180	631
Gross Unrealized Appreciation					1,441
Gross Unrealized Depreciation					(2,613)
See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	25,282,211	25,078,446
Affiliated issuers	336,200	336,200
Cash collateral held by broker—Note 3		6,798
Dividends and interest receivable		83,749
Receivable for futures variation margin—Note 3		827
Due from BNY Mellon Investment Adviser, Inc. and affiliates —Note 2(b)		26,960
Prepaid expenses		23,777
		25,556,757
Liabilities ($):
Payable for investment securities purchased		449,953
Directors’ fees and expenses payable		300
Other accrued expenses		29,304
		479,557
Net Assets ($)		25,077,200
Composition of Net Assets ($):
Paid-in capital		25,184,218
Total distributable earnings (loss)		(107,018)
Net Assets ($)		25,077,200
Shares Outstanding
(400 million shares of $.001 par value Common Stock authorized)		2,014,696
Net Asset Value Per Share ($)		12.45
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Period February 2, 2026 (commencement of operations) through March 31, 2026 (Unaudited)

Investment Income ($):
Income:
Interest	166,386
Dividends:
Affiliated issuers	4,896
Total Income	171,282
Expenses:
Professional fees	25,570
Registration fees	4,414
Shareholder and regulatory reports service fees—Note 2(b)	1,667
Chief Compliance Officer fees—Note 2(b)	1,559
Prospectus and shareholders’ reports	857
Directors’ fees and expenses—Note 2(c)	839
Custodian fees—Note 2(b)	400
Miscellaneous	3,009
Total Expenses	38,315
Less—reduction in expenses due to undertaking—Note 2(a)	(38,286)
Net Expenses	29
Net Investment Income	171,253
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments	5,110
Net realized gain (loss) on futures	1,806
Net Realized Gain (Loss)	6,916
Net change in unrealized appreciation (depreciation) on investments	(203,765)
Net change in unrealized appreciation (depreciation) on futures	(1,172)
Net Change in Unrealized Appreciation (Depreciation)	(204,937)
Net Realized and Unrealized Gain (Loss) on Investments	(198,021)
Net Increase in Net Assets Resulting from Operations	(26,768)
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

Period Ended March 31, 2026 (Unaudited)(a)

Operations ($):
Net investment income	171,253
Net realized gain (loss) on investments	6,916
Net change in unrealized appreciation (depreciation) on investments	(204,937)
Net Increase (Decrease) in Net Assets Resulting from Operations	(26,768)
Distributions ($):
Distributions to shareholders	(80,250)
Capital Stock Transactions ($):
Net proceeds from shares sold	25,184,000
Distributions reinvested	218
Increase (Decrease) in Net Assets from Capital Stock Transactions	25,184,218
Total Increase (Decrease) in Net Assets	25,077,200
Net Assets ($):
Beginning of Period	-
End of Period	25,077,200
Capital Share Transactions (Shares):
Shares sold	2,014,679
Shares issued for distributions reinvested	17
Net Increase (Decrease) in Shares Outstanding	2,014,696

(a)	From February 2, 2026 (commencement of operations) to March 31, 2026.
See notes to financial statements.
8

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal period indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
Period Ended March 31, 2026 (Unaudited) (a)

Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Net investment income(b)	.09
Net realized and unrealized gain (loss) on investments	(.10 )
Total from Investment Operations	(.01 )
Distributions:
Dividends from net investment income	(.04 )
Net asset value, end of period	12.45
Total Return (%)	(.08 )(c)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96 (d)
Ratio of net expenses to average net assets(e)	.00 (d),(f)
Ratio of net investment income to average net assets(e)	4.29 (d)
Portfolio Turnover Rate	11.96 (c)
Net Assets, end of period ($ x 1,000)	25,077

(a)	From February 2, 2026 (commencement of operations) to March 31, 2026.
(b)	Based on average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount represents less than .01%.
See notes to financial statements.
9

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Fixed Income Completion Funds (FICS) - C (the “fund”) is a separate diversified series of BNY Mellon Investment Funds II, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund had no operations until February 2, 2026 (commencement of operations), other than matters relating to its organization and registration under the Act. The fund’s investment objective is to to seek total return consisting of capital appreciation and income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. Shares of a fund may be purchased on behalf of clients of “wrap fee” programs, separately managed account programs or other similar programs (each a “Program”) where the Adviser, Sub-Adviser or their affiliates has an agreement with the Program’s sponsor (the “Program Sponsor”), or directly with the client, to provide advisory and administrative and other similar services for compensation to the Program Sponsors’ or direct client accounts (each, a “Program Account”). The fund is also offered to other Adviser-managed funds. The fund shares may not be purchased directly by individuals. The fund’s shares generally are designed to be used in combination with selected individual securities held at the Program Account level as components of an investment strategy for the Program. The fund is intended to enable certain Program investors to achieve greater diversification and/or exposure to certain securities or instruments.
As of March 31, 2026, MBC Investments Corporation, an indirect subsidiary of BNY, held 2,000,800 shares of the fund.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
10

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Company’s Board of Directors (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	2,011,928	—	2,011,928
Collateralized Loan Obligations	—	749,078	—	749,078
Commercial Mortgage-Backed	—	476,614	—	476,614
U.S. Government Agencies Mortgage-Backed	—	21,840,826	—	21,840,826
Investment Companies	336,200	—	—	336,200
	336,200	25,078,446	—	25,414,646
Other Financial Instruments:
Futures††	1,441	—	—	1,441
	1,441	—	—	1,441
11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(continued)	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Liabilities ($)
Other Financial Instruments:
Futures††	(2,613)	—	—	(2,613)
	(2,613)	—	—	(2,613)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest
12

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Completion Fund Risk: The fund is not designed to provide a complete investment program or a standalone investment. An investment in the fund is intended to be a component of a broader investment program for whose use the fund is designed. Actions taken to manage the fund in accordance with the investment goals of the broader investment program may be ineffective and/or cause the fund to lose value or underperform its benchmark index or funds with similar investment objectives.
Mortgage-Related Securities Risk: Mortgage-related securities are complex derivative instruments, subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market’s perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage securities) the market prices for such securities are not guaranteed and will fluctuate. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid causing the fund to purchase new securities at current market rates, which usually will be lower. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates, known as prepayment risk, can reduce the fund’s potential price gain in response to falling interest rates, reduce the fund’s yield and/or cause the fund’s share price to fall. When interest rates rise, the effective duration of the fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund’s sensitivity to rising interest rates and it potential for price declines.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended March 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2026, the fund did not incur any interest or penalties.
The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) The Adviser does not charge the fund a management fee. Shares of the fund are offered to clients of “wrap fee” programs, separately managed account programs or other similar programs where the Adviser, Sub-Adviser or their affiliates has an agreement with such program’s sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation. Such
13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the program level. In addition, the Adviser has contractually agreed, from February 2, 2026 through November 30, 2026, to assume the direct expenses of the fund so that the direct expenses of the fund (excluding taxes, interest expense, broker commissions, commitment fees on borrowings, if any, acquired fund fees and expenses, and extraordinary expenses) do not exceed .00% of the value of the fund’s average daily net assets. On or after November 30, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $38,286 during the period ended March 31, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”),upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company,BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
(b) The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2026, there were no transfer agency services fees for the fund.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2026, the fund was charged $400 pursuant to the custody agreement.
During the period ended March 31, 2026, the fund was charged $1,559 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended March 31, 2026, the Custodian was compensated $1,667 for financial reporting and regulatory services.
The components of “Due from BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Custodian fees of $400, Chief Compliance Officer fees of $1,559 and shareholder and regulatory reports service fees of $1,667, which are offset against an expense reimbursement currently in effect in the amount of $30,586.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 3—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended March 31, 2026, amounted to $28,307,732 and $3,039,422, respectively.
14

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended March 31, 2026 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at March 31, 2026 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of March 31, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	1,441 (1)	Interest Rate Risk	(2,613)(1)
Gross fair value of derivative contracts	1,441		(2,613)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended March 31, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Interest Rate	1,806	1,806
Total	1,806	1,806

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Interest Rate	(1,172)	(1,172)
Total	(1,172)	(1,172)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following table summarizes the monthly average market value of derivatives outstanding during the period ended March 31, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Long	538,629
Interest Rate Futures Short	54,090
At March 31, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $204,937, consisting of $2,744 gross unrealized appreciation and $207,681 gross unrealized depreciation.
At March 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
16

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
17

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
18

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $2,398.
19

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on August 19, 2025, the Board considered the approval of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the approval of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex. Representatives of the Adviser stated that shares of the fund generally are offered to clients of “wrap fee” or separately managed account programs (each, an “SMA Program”) where the Adviser, the Sub-Adviser or their affiliates has an agreement with such SMA Program’s sponsor to provide advisory and administrative and other similar services for compensation to the SMA Program sponsor’s accounts.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of the Adviser and the Sub-Adviser the proposed portfolio management team and the investment strategy to be employed in the management of the fund’s assets. The Board was provided with relevant composite performance information. The Board considered the reputation and experience of the Adviser and the Sub-Adviser.
The Board noted that the fund does not pay a management fee. The Board recognized that shareholders of the fund are participants in SMA Programs and pay an advisory fee or other fee that covers advisory and administrative or other similar services at the SMA Program level. The Board also recognized that the Adviser has contractually agreed, until November 30, 2026, to assume the direct expenses of the fund so that the direct expenses of the fund (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings, acquired fund fees and expenses, and extraordinary expenses) do not exceed .00%. On or after November 30, 2026, the Adviser may terminate this expense limitation agreement at any time.
Representatives of the Adviser noted that there were no other funds advised by the Adviser that are comparable to the fund and in the same Thomson Reuters Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, representatives of the Adviser were not able to review the dollar amount of expenses to be allocated and profit to be received by the Adviser, or any economies of scale, with respect to the fund. The Board considered that the fund does not pay a contractual management fee. The Board also considered the expense reimbursement arrangement and its effect on the potential profitability of the Adviser and its affiliates.
The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
20

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services expected to be provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board concluded that, since the fund had not yet commenced operations, the fund’s investment performance could not be measured and was not a factor.
●The Board concluded that the fees to be paid to the Adviser and the Sub-Adviser were appropriate under the circumstances and in light of the factors and the totality of the services expected to be provided.
●The Board determined that, because the fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services proposed to be provided to the fund by the Adviser and the Sub-Adviser. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to approve the Agreements.
21

© 2026 BNY Mellon Securities Corporation
Code-6361NCSRSA0326

BNY Mellon Fixed Income Completion Funds (FICS) - CP
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
March 31, 2026

Class	Ticker
Single Share	BCFPX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Fixed Income Completion Funds (FICS) - CP
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 82.9%
Airlines — 2.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(a)	5.75	4/20/2029	359,000	357,266
Avianca Midco 2 PLC, Sr. Scd. Notes(a)	9.63	2/14/2030	267,000	249,950
				607,216
Automobiles & Components — 4.9%
American Axle & Manufacturing, Inc., Sr. Scd. Notes(a)	6.38	10/15/2032	355,000	351,645
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/8/2029	250,000	252,879
Tenneco, Inc., Sr. Scd. Notes(a)	8.00	11/17/2028	270,000	269,204
The Goodyear Tire & Rubber Company, Gtd. Notes	5.00	7/15/2029	370,000	350,370
				1,224,098
Banks — 1.8%
HSBC Holdings PLC, Jr. Sub. Notes(b)	7.00	9/24/2035	200,000	198,120
ING Groep NV, Jr. Sub. Bonds(b)	7.00	11/16/2032	260,000	259,698
				457,818
Building Materials — 1.4%
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(a)	8.88	11/15/2031	340,000	350,871
Chemicals — 1.1%
FMC Corp., Sr. Unscd. Notes	5.65	5/18/2033	307,000	271,969
Commercial & Professional Services — 2.9%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(a)	7.00	5/21/2030	348,000	355,926
Herc Holdings, Inc., Gtd. Notes(a)	5.75	3/15/2031	360,000	354,876
				710,802
Consumer Discretionary — 6.0%
Brightstar Lottery PLC, Sr. Scd. Notes(a)	5.25	1/15/2029	200,000	198,506
Carnival Corp., Gtd. Notes(a)	6.13	2/15/2033	245,000	247,580
Flutter Treasury DAC, Sr. Scd. Bonds(a)	5.88	6/4/2031	358,000	354,957
Light & Wonder International, Inc., Gtd. Notes(a)	6.25	10/1/2033	268,000	262,766
NCL Corp. Ltd., Sr. Unscd. Notes(a)	6.75	2/1/2032	249,000	247,292
Wynn Macau Ltd., Sr. Unscd. Notes(a)	5.63	8/26/2028	182,000	178,913
				1,490,014
Diversified Financials — 3.0%
Apollo Debt Solutions BDC, Sr. Unscd. Notes(a)	5.20	12/8/2028	363,000	358,636
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	155,000	144,291
Capital One Financial Corp., Sub. Notes	6.18	1/30/2036	240,000	244,231
				747,158
Energy — 23.2%
Archrock Services LP/Archrock Partners Finance Corp., Gtd. Notes(a)	6.00	2/1/2034	361,000	357,682
CVR Energy, Inc., Gtd. Bonds(a)	5.75	2/15/2028	366,000	362,576
Ecopetrol SA, Sr. Unscd. Notes	7.75	2/1/2032	200,000	202,139
Empresa Nacional del Petroleo, Sr. Unscd. Notes(a)	5.95	7/30/2034	174,000	175,846
Energean Israel Finance Ltd., Sr. Scd. Notes(a)	5.88	3/30/2031	187,000	174,169
Energy Transfer LP, Jr. Sub. Notes	6.75	2/15/2056	450,000	449,319
Global Partners LP/GLP Finance Corp., Gtd. Notes(a)	8.25	1/15/2032	517,000	536,418
Harbour Energy PLC, Sr. Unscd. Notes(a)	6.33	4/1/2035	445,000	456,284
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(a)	7.38	7/15/2032	344,000	357,002
Ithaca Energy North Sea PLC, Sr. Unscd. Notes(a)	8.13	10/15/2029	348,000	357,085
Kodiak Gas Services LLC, Gtd. Notes(a)	6.50	10/1/2033	266,000	269,057
Medco Cypress Tree Pte Ltd., Sr. Scd. Bonds(a)	8.63	5/19/2030	172,000	177,415

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 82.9% (continued)
Energy — 23.2% (continued)
NGPL PipeCo LLC, Sr. Unscd. Notes(a)	7.77	12/15/2037	546,000	632,640
SM Energy Co., Gtd. Notes(a)	8.75	7/1/2031	346,000	361,851
Tecpetrol SA, Sr. Unscd. Notes(a)	7.63	1/22/2033	269,000	272,941
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(a)	3.88	11/1/2033	416,000	368,847
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	6.50	1/15/2034	117,000	122,040
YPF SA, Sr. Unscd. Notes(a)	8.75	9/11/2031	115,000	120,136
				5,753,447
Food Products — 5.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	5.75	3/31/2034	368,000	360,491
Froneri Lux FinCo Sarl, Sr. Scd. Notes(a)	6.00	8/1/2032	449,000	438,212
Industrial F&B Investments III, Inc., Sr. Scd. Notes(a)	7.75	2/11/2033	240,000	242,701
Post Holdings, Inc., Gtd. Notes(a)	6.38	3/1/2033	200,000	197,209
				1,238,613
Health Care — 1.4%
Bayer US Finance II LLC, Gtd. Notes(a)	4.63	6/25/2038	393,000	351,073
Industrial — 2.6%
DAE Funding LLC, Gtd. Notes(a)	4.95	1/15/2033	460,000	437,048
HTA Group Ltd., Gtd. Bonds(a)	6.75	4/1/2031	200,000	197,911
				634,959
Information Technology — .2%
OAK-Eagle Acquireco, Inc., Sr. Scd. Notes(a)	7.25	7/1/2033	41,000	42,507
Insurance — 3.1%
Allianz SE, Jr. Sub. Bonds(a),(b)	3.20	10/30/2027	200,000	187,290
MetLife, Inc., Sub. Notes	5.85	3/15/2056	225,000	220,950
Nippon Life Insurance Co., Sub. Notes(a)	6.50	4/30/2055	338,000	349,470
				757,710
Internet Software & Services — .5%
Snap, Inc., Gtd. Notes(a)	6.88	3/1/2033	120,000	113,411
Materials — .8%
Canpack SA/Canpack US LLC, Gtd. Notes(a)	3.88	11/15/2029	205,000	192,614
Media — 1.1%
Sirius XM Radio LLC, Gtd. Notes(a)	4.00	7/15/2028	164,000	158,400
Sirius XM Radio LLC, Gtd. Notes(a)	5.88	4/15/2032	124,000	123,301
				281,701
Metals & Mining — 1.8%
Corp. Nacional del Cobre de Chile, Sr. Unscd. Notes(a)	6.30	9/8/2053	268,000	269,316
Vedanta Resources Finance II PLC, Gtd. Notes(a)	9.13	10/15/2032	174,000	175,203
				444,519
Real Estate — 2.6%
Iron Mountain, Inc., Gtd. Notes(a)	6.25	1/15/2033	125,000	124,700
Vornado Realty LP, Sr. Unscd. Notes	5.75	2/1/2033	540,000	529,861
				654,561
Retailing — 4.2%
Asbury Automotive Group, Inc., Gtd. Notes(a)	5.00	2/15/2032	373,000	353,569
Lithia Motors, Inc., Gtd. Notes(a)	5.50	10/1/2030	540,000	529,450
Macy’s Retail Holdings LLC, Gtd. Notes(a)	7.38	8/1/2033	145,000	148,727
				1,031,746
Semiconductors & Semiconductor Equipment — 1.0%
Foundry JV Holdco LLC, Sr. Scd. Notes(a)	6.30	1/25/2039	239,000	249,268

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 82.9% (continued)
Technology Hardware & Equipment — .5%
Kyndryl Holdings, Inc., Sr. Unscd. Notes	2.05	10/15/2026	125,000	122,990
Telecommunication Services — 1.1%
Iliad Holding SAS, Sr. Scd. Notes(a)	8.50	4/15/2031	253,000	264,930
Transportation — 1.1%
FedEx Freight Holding Co., Inc., Gtd. Notes(a)	5.25	3/15/2036	273,000	264,227
Utilities — 9.2%
CMS Energy Corp., Jr. Sub. Notes	3.75	12/1/2050	235,000	214,524
Duke Energy Corp., Jr. Sub. Notes	6.45	9/1/2054	185,000	191,512
Electricite de France SA, Sr. Unscd. Notes(a)	6.90	5/23/2053	324,000	346,908
Eversource Energy, Jr. Sub. Notes, Ser. B	6.35	8/15/2056	224,000	221,108
Grupo Energia Bogota SA ESP, Sr. Unscd. Notes(a)	5.75	10/22/2035	200,000	191,647
Hawaiian Electric Co., Inc., Sr. Unscd. Notes(a)	6.00	10/1/2033	179,000	178,892
PG&E Corp., Jr. Sub. Notes	6.85	9/15/2056	123,000	121,593
PG&E Corp., Sr. Scd. Notes	5.25	7/1/2030	365,000	360,373
Puget Energy, Inc., Jr. Sub. Notes(a)	7.25	9/15/2056	122,000	121,542
Spire, Inc., Jr. Sub. Bonds	6.45	6/1/2056	200,000	199,575
Vistra Operations Co. LLC, Sr. Scd. Notes(a)	5.35	1/31/2036	126,000	123,337
				2,271,011
Total Corporate Bonds and Notes (cost $20,932,856)				20,529,233
Foreign Governmental — 9.6%
Brazil, Sr. Unscd. Notes	5.50	11/6/2030	444,000	452,059
Dominican Republic, Sr. Unscd. Notes(a)	5.88	10/28/2035	274,000	260,862
Eagle Funding Luxco Sarl, Sr. Unscd. Notes(a)	5.50	8/17/2030	393,000	395,554
Mexico, Sr. Unscd. Notes	6.63	1/29/2038	200,000	204,300
Nigeria, Sr. Unscd. Notes(a)	8.63	1/13/2036	255,000	265,871
Panama, Sr. Unscd. Notes	5.66	2/23/2038	200,000	192,370
Republic of South Africa, Sr. Unscd. Notes(a)	7.25	12/11/2055	200,000	183,225
Romania, Bonds(a)	6.63	5/16/2036	434,000	431,660
Total Foreign Governmental (cost $2,461,142)				2,385,901
U.S. Treasury Securities — 4.7%
U.S. Treasury Notes (cost $1,170,983)	4.38	11/30/2030	1,150,000	1,170,978

	1-Day Yield (%)	Shares
Investment Companies — 5.6%
Registered Investment Companies — 5.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $1,381,370)	3.72	1,381,370	1,381,370
Total Investments (cost $25,946,351)		102.8%	25,467,482
Liabilities, Less Cash and Receivables		(2.8%)	(687,945)
Net Assets		100.0%	24,779,537

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, these securities amounted to $17,510,903 or 70.7% of net assets.

(b)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Affiliated Issuers
Description	Value ($) 2/2/2026†	Purchases ($)††	Sales ($)	Value ($) 3/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - 5.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 5.6%	-	29,068,975	(27,687,605)	1,381,370	4,500

†	Commencement of operations.
††	Includes reinvested dividends/distributions.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
5 Year U.S. Treasury Note	10	6/30/2026	1,081,798	1,081,797	(1)
Futures Short
2 Year U.S. Treasury Note	1	6/30/2026	207,006	207,445	(439)
Gross Unrealized Depreciation					(440)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	24,369	Euro	21,000	4/9/2026	86
Euro	23,000	United States Dollar	26,530	4/9/2026	67
United States Dollar	37,156	Euro	32,000	4/9/2026	153
Euro	27,000	United States Dollar	31,270	4/9/2026	(49)
Goldman Sachs & Co. LLC
Euro	61,000	United States Dollar	70,664	4/9/2026	(126)
Morgan Stanley & Co. LLC
United States Dollar	83,062	Euro	72,000	4/9/2026	(195)
Gross Unrealized Appreciation					306
Gross Unrealized Depreciation					(370)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:(b)
Markit iTraxx Europe Crossover Index Series 44, Paid 3 Month Fixed Rate of 5.00%	12/20/2030	3,178,588	(235,954)	(252,393)	16,439
Markit iTraxx Europe Crossover Index Series 45, Paid 3 Month Fixed Rate of 5.00%	6/20/2031	2,808,716	(180,807)	(178,807)	(2,000)

Centrally Cleared Credit Default Swaps (continued)
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
Sold Contracts:(c)
Markit iTraxx Europe Crossover Index Series 44, Received 3 Month Fixed Rate of 5.00%	12/20/2030	3,178,588	235,954	233,984	1,970
Gross Unrealized Appreciation					18,409
Gross Unrealized Depreciation					(2,000)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

(c)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	24,564,981	24,086,112
Affiliated issuers	1,381,370	1,381,370
Cash		22,736
Cash denominated in foreign currency	90,599	90,616
Cash collateral held by broker—Note 3		221,901
Dividends and interest receivable		406,226
Unrealized appreciation on forward foreign currency exchange contracts—Note 3		306
Due from BNY Mellon Investment Adviser, Inc. and affiliates —Note 2(b)		26,896
Prepaid expenses		23,777
		26,259,940
Liabilities ($):
Payable for investment securities purchased		1,427,245
Payable for swap variation margin—Note 3		23,255
Unrealized depreciation on forward foreign currency exchange contracts—Note 3		370
Directors’ fees and expenses payable		150
Payable for futures variation margin—Note 3		79
Other accrued expenses		29,304
		1,480,403
Net Assets ($)		24,779,537
Composition of Net Assets ($):
Paid-in capital		25,075,207
Total distributable earnings (loss)		(295,670)
Net Assets ($)		24,779,537
Shares Outstanding
(400 million shares of $.001 par value Common Stock authorized)		2,005,988
Net Asset Value Per Share ($)		12.35
See notes to financial statements.

STATEMENT OF OPERATIONS
Period February 2, 2026 (commencement of operations) through March 31, 2026 (Unaudited)

Investment Income ($):
Income:
Interest	229,184
Dividends:
Affiliated issuers	4,500
Total Income	233,684
Expenses:
Professional fees	25,570
Registration fees	4,414
Shareholder and regulatory reports service fees—Note 2(b)	1,667
Chief Compliance Officer fees—Note 2(b)	1,559
Prospectus and shareholders’ reports	857
Directors’ fees and expenses—Note 2(c)	685
Custodian fees—Note 2(b)	400
Miscellaneous	3,009
Total Expenses	38,161
Less—reduction in expenses due to undertaking—Note 2(a)	(38,132)
Net Expenses	29
Net Investment Income	233,655
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments and foreign currency transactions	(52,893)
Net realized gain (loss) on futures	(19,342)
Net realized gain (loss) on swap agreements	105,994
Net Realized Gain (Loss)	33,759
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(478,742)
Net change in unrealized appreciation (depreciation) on futures	(440)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(64)
Net change in unrealized appreciation (depreciation) on swap agreements	16,409
Net Change in Unrealized Appreciation (Depreciation)	(462,837)
Net Realized and Unrealized Gain (Loss) on Investments	(429,078)
Net (Decrease) in Net Assets Resulting from Operations	(195,423)
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Period Ended March 31, 2026 (Unaudited)(a)

Operations ($):
Net investment income	233,655
Net realized gain (loss) on investments	33,759
Net change in unrealized appreciation (depreciation) on investments	(462,837)
Net Increase (Decrease) in Net Assets Resulting from Operations	(195,423)
Distributions ($):
Distributions to shareholders	(100,247)
Capital Stock Transactions ($):
Net proceeds from shares sold	25,075,000
Distributions reinvested	207
Increase (Decrease) in Net Assets from Capital Stock Transactions	25,075,207
Total Increase (Decrease) in Net Assets	24,779,537
Net Assets ($):
Beginning of Period	-
End of Period	24,779,537
Capital Share Transactions (Shares):
Shares sold	2,005,972
Shares issued for distributions reinvested	16
Net Increase (Decrease) in Shares Outstanding	2,005,988

(a)	From February 2, 2026 (commencement of operations) to March 31, 2026.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal period indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
Period Ended March 31, 2026 (Unaudited) (a)

Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Net investment income(b)	.12
Net realized and unrealized gain (loss) on investments	(.22 )
Total from Investment Operations	(.10 )
Distributions:
Dividends from net investment income	(.05 )
Net asset value, end of period	12.35
Total Return (%)	(.81 )(c)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96 (d)
Ratio of net expenses to average net assets(e)	.00 (d),(f)
Ratio of net investment income to average net assets(e)	5.89 (d)
Portfolio Turnover Rate	27.44 (c)
Net Assets, end of period ($ x 1,000)	24,780

(a)	From February 2, 2026 (commencement of operations) to March 31, 2026.
(b)	Based on average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount represents less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Fixed Income Completion Funds (FICS) - CP (the “fund”) is a separate diversified series of BNY Mellon Investment Funds II, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund had no operations until February 2, 2026 (commencement of operations), other than matters relating to its organization and registration under the Act. The fund’s investment objective is to to seek total return consisting of capital appreciation and income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. Shares of a fund may be purchased on behalf of clients of “wrap fee” programs, separately managed account programs or other similar programs (each a “Program”) where the Adviser, Sub-Adviser or their affiliates has an agreement with the Program’s sponsor (the “Program Sponsor”), or directly with the client, to provide advisory and administrative and other similar services for compensation to the Program Sponsors’ or direct client accounts (each, a “Program Account”). The fund is also offered to other Adviser-managed funds. The fund shares may not be purchased directly by individuals. The fund’s shares generally are designed to be used in combination with selected individual securities held at the Program Account level as components of an investment strategy for the Program. The fund is intended to enable certain Program investors to achieve greater diversification and/or exposure to certain securities or instruments.
As of March 31, 2026, MBC Investments Corporation, an indirect subsidiary of BNY, held 2,000,800 shares of the fund.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Company’s Board of Directors (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy. Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of March 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	20,529,233	—	20,529,233
Foreign Governmental	—	2,385,901	—	2,385,901
U.S. Treasury Securities	—	1,170,978	—	1,170,978
Investment Companies	1,381,370	—	—	1,381,370
	1,381,370	24,086,112	—	25,467,482

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	306	—	306
Swap Agreements††	—	18,409	—	18,409
	—	18,715	—	18,715
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(370)	—	(370)
Futures††	(440)	—	—	(440)
Swap Agreements††	—	(2,000)	—	(2,000)
	(440)	(2,370)	—	(2,810)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the  fund’s use of derivatives may result in losses to the  fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the  fund will not correlate with the underlying assets or the fund’s other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Completion Fund Risk: The fund is not designed to provide a complete investment program or a standalone investment. An investment in the fund is intended to be a component of a broader investment program for whose use the fund is designed. Actions taken to manage the fund in accordance with the investment goals of the broader investment program may be ineffective and/or cause the fund to lose value or underperform its benchmark index or funds with similar investment objectives.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended March 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2026, the fund did not incur any interest or penalties.
The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) The Adviser does not charge the fund a management fee. Shares of the fund are offered to clients of “wrap fee” programs, separately managed account programs or other similar programs where the Adviser, Sub-Adviser or their affiliates has an agreement with such program’s sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation. Such investors pay an advisory fee, or other fee that covers advisory and administrative or other similar services, which fee is paid at the program level. In addition, the Adviser has contractually agreed, from February 2, 2026 through November 30, 2026, to assume the direct expenses of the fund so that the direct expenses of the fund (excluding taxes, interest expense, broker commissions, commitment fees on borrowings, if any, acquired fund fees and expenses, and extraordinary expenses) do not exceed .00% of the value of the fund’s average daily net assets. On or after November 30, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $38,132 during the period ended March 31, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”),upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company,BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
(b) The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2026, there were no transfer agency services fees for the fund.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2026, the fund was charged $400 pursuant to the custody agreement.
During the period ended March 31, 2026, the fund was charged $1,559 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended March 31, 2026, the Custodian was compensated $1,667 for financial reporting and regulatory services.
The components of “Due from BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Custodian fees of $400, Chief Compliance Officer fees of $1,559 and shareholder and regulatory reports service fees of $1,667, which are offset against an expense reimbursement currently in effect in the amount of $30,522.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 3—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended March 31, 2026, amounted to $31,164,690 and $6,658,835, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended March 31, 2026 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at March 31, 2026 are set forth in the fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at March 31, 2026 are set forth in the Schedule of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Schedule of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at March 31, 2026 are set forth in the Schedule of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Schedule of Investments and disclosures within this Note.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of March 31, 2026 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	-	Interest Rate Risk	(440)(1)
Foreign Exchange Risk	306 (2)	Foreign Exchange Risk	(370)(2)
Credit Risk	18,409 (3)	Credit Risk	(2,000)(3)
Gross fair value of derivative contracts	18,715		(2,810)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(2)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(3)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Schedule of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on centrally cleared swap agreements, are reported in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The effect of derivative instruments in the Statement of Operations during the period ended March 31, 2026 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Swap Agreements(2)	Total
Interest Rate	(19,342)	-	(19,342)
Credit	-	105,994	105,994
Total	(19,342)	105,994	86,652

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(3)	Forward Contracts(4)	Swap Agreements(5)	Total
Interest Rate	(440)	-	-	(440)
Foreign Exchange	-	(64)	-	(64)
Credit	-	-	16,409	16,409
Total	(440)	(64)	16,409	15,905

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on swap agreements.
(3)	Net change in unrealized appreciation (depreciation) on futures.
(4)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(5)	Net change in unrealized appreciation (depreciation) on swap agreements.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At March 31, 2026, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	-	(440)
Forward contracts	306	(370)
Swap agreements	18,409	(2,000)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	18,715	(2,810)
Derivatives not subject to Master Agreements	(18,409)	2,440
Total gross amount of assets and liabilities subject to Master Agreements	306	(370)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of March 31, 2026:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)	Net Amount of Assets ($)
Barclays Capital, Inc.	306	(49)	-	257

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(49)	49	-	-
Goldman Sachs & Co. LLC	(126)	-	-	(126)
Morgan Stanley & Co. LLC	(195)	-	-	(195)
Total	(370)	49	-	(321)

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended March 31, 2026:
Average Market Value ($)
Futures:
Interest Rate Futures Long	854,809
Interest Rate Futures Short	225,316
Forward Contracts:
Forward Contracts Purchased in USD	64,177
Forward Contracts Sold in USD	72,272
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended March 31, 2026:
Average Notional Value ($)
Swap Agreements:
Credit Default Swaps Buy Protection	5,369,652
Credit Default Swaps Sell Protection	1,589,294
At March 31, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $462,964, consisting of $31,373 gross unrealized appreciation and $494,337 gross unrealized depreciation.
At March 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $2,244.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on August 19, 2025, the Board considered the approval of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the approval of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex. Representatives of the Adviser stated that shares of the fund generally are offered to clients of “wrap fee” or separately managed account programs (each, an “SMA Program”) where the Adviser, the Sub-Adviser or their affiliates has an agreement with such SMA Program’s sponsor to provide advisory and administrative and other similar services for compensation to the SMA Program sponsor’s accounts.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of the Adviser and the Sub-Adviser the proposed portfolio management team and the investment strategy to be employed in the management of the fund’s assets. The Board was provided with relevant composite performance information. The Board considered the reputation and experience of the Adviser and the Sub-Adviser.
The Board noted that the fund does not pay a management fee. The Board recognized that shareholders of the fund are participants in SMA Programs and pay an advisory fee or other fee that covers advisory and administrative or other similar services at the SMA Program level. The Board also recognized that the Adviser has contractually agreed, until November 30, 2026, to assume the direct expenses of the fund so that the direct expenses of the fund (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings, acquired fund fees and expenses, and extraordinary expenses) do not exceed .00%. On or after November 30, 2026, the Adviser may terminate this expense limitation agreement at any time.
Representatives of the Adviser noted that there were no other funds advised by the Adviser that are comparable to the fund and in the same Thomson Reuters Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, representatives of the Adviser were not able to review the dollar amount of expenses to be allocated and profit to be received by the Adviser, or any economies of scale, with respect to the fund. The Board considered that the fund does not pay a contractual management fee. The Board also considered the expense reimbursement arrangement and its effect on the potential profitability of the Adviser and its affiliates.
The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services expected to be provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board concluded that, since the fund had not yet commenced operations, the fund’s investment performance could not be measured and was not a factor.
●In light of the structure of the fees, as well as the nature, extent and quality of the services expected to be provided, the Adviser’s commitment to the fund and the ancillary benefits expected to be received, the Board concluded that the management fee structure was reasonable.
●The Board determined that, because the fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services proposed to be provided to the fund by the Adviser and the Sub-Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to approve the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-6362NCSRSA0326

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds II, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: May 21, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: May 21, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)